Intangible Assets, net - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 3,735,840	$ 3,684,263
Total Gross Carrying Amount	3,980,840	3,929,263
Amortization
Accumulated Amortization	2,403,486	2,179,649
Intangible assets, net
Net Book Value - Subject to amortization	1,332,354	1,504,614
Total Net Book Value	1,577,354	1,749,614
Trademarks
Intangible assets - Gross carrying amount
Unamortized:	245,000	245,000
Intangible assets, net
Unamortized:	$ 245,000	245,000
Customer relationships
Intangible assets, net
Weighted- Average Amortization Period (Years)	15 years 6 months
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 2,300,034	2,302,118
Amortization
Accumulated Amortization	1,229,939	1,107,363
Intangible assets, net
Net Book Value - Subject to amortization	$ 1,070,095	1,194,755
Computer software and game library
Intangible assets, net
Weighted- Average Amortization Period (Years)	5 years 7 months 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 917,950	882,049
Amortization
Accumulated Amortization	783,671	723,768
Intangible assets, net
Net Book Value - Subject to amortization	$ 134,279	158,281
Trademarks
Intangible assets, net
Weighted- Average Amortization Period (Years)	14 years 1 month 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 186,218	185,285
Amortization
Accumulated Amortization	91,807	76,196
Intangible assets, net
Net Book Value - Subject to amortization	$ 94,411	109,089
Licenses
Intangible assets, net
Weighted- Average Amortization Period (Years)	3 years 6 months
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 69,148	60,763
Amortization
Accumulated Amortization	58,550	48,188
Intangible assets, net
Net Book Value - Subject to amortization	$ 10,598	12,575
Developed technologies
Intangible assets, net
Weighted- Average Amortization Period (Years)	5 years 7 months 6 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 225,108	219,448
Amortization
Accumulated Amortization	212,562	203,121
Intangible assets, net
Net Book Value - Subject to amortization	$ 12,546	16,327
Other
Intangible assets, net
Weighted- Average Amortization Period (Years)	8 years 10 months 24 days
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 37,382	34,600
Amortization
Accumulated Amortization	26,957	21,013
Intangible assets, net
Net Book Value - Subject to amortization	$ 10,425	$ 13,587